INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 29	$ 19	$ 15
Gross increases – tax positions in prior years	26	13	13
Gross decreases – tax positions in prior years	(2)	(1)	(5)
Gross increases – tax positions in current year	1	0	0
Lapse of statutes of limitations	(2)	(2)	(4)
Unrecognized Tax Benefit at End of Year	$ 52	$ 29	$ 19